Business Combination (Details) - Schedule of the Acquisition-Date Fair Value of Each Major Class of Purchase (Parentheticals)	Dec. 31, 2022
Total for all business combinations [member]
Business Combination (Details) - Schedule of the Acquisition-Date Fair Value of Each Major Class of Purchase (Parentheticals) [Line Items]
Fair value of 1,900,000 common shares of the Company	190,000